Pension and Other Postretirement Benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, expected employer contribution next fiscal year	$ 5	$ 13
Defined benefit plan, expected current year employer contributions deferred under CARES Act		7
Defined contribution plan, employer contribution amount	22	21	$ 19
Pension Plans Defined Benefit and Supplemental Employee Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 237	$ 249